SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Summary Of Significant Accounting Policies
Length of Fiscal Period	364 days	364 days	364 days
Stock-based compensation expense capitalized	$ 0.0	$ 0.0	$ 0.0
Cash Flow Hedging
Summary Of Significant Accounting Policies
Maximum length of time hedged in cash flow hedge	36 months	36 months	36 months
Customer concentration risk | Net sales | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage	16.00%	15.00%	15.00%
Customer concentration risk | Accounts Receivable | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage	12.00%	14.00%
Minimum
Summary Of Significant Accounting Policies
Software estimated useful lives	5 years
Minimum | Argentina
Summary Of Significant Accounting Policies
Cumulative inflation rate		100.00%
Minimum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	10 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	3 years
Maximum
Summary Of Significant Accounting Policies
Software estimated useful lives	10 years
Maximum | Customer concentration risk | Accounts Receivable
Summary Of Significant Accounting Policies
Concentration risk percentage	10.00%	10.00%
Maximum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	45 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	15 years